Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net	As of June 30, 2023 and 2024, prepaid expenses and other current assets, net consisted of the following:
	June 30, 2023	June 30, 2024
	RMB	RMB
Advance to staff	1,941,991	2,087,034
Employee loan	1,600,000	1,900,000
Government grants receivable	1,800,000	1,800,000
Deposits(a)	1,255,663	1,600,863
Value-added tax recoverable	1,034,604	1,210,092
Prepaid expenses	539,908	610,404
Others	422,052	629,026
	8,594,218	9,837,419
Less: Provision against other receivables	(264,888)	(351,955)
Total prepayments and other current assets, net	8,332,330	9,485,464

(a)	The balance of deposits primarily consisted of office rental deposits and deposits made with distribution channels.

Schedule of Prepaid Expenses and Other Receivables	The movement of the expected credit loss against prepaid expenses and other receivables for the years ended June 30, 2022, 2023 and 2024 is as follows:
	June 30, 2022	June 30, 2023	June 30, 2024
	RMB	RMB	RMB
Beginning balance	198,712	263,018	264,888
Addition	64,306	1,870	87,067
Ending balance	263,018	264,888	351,955